Interim Condensed Consolidated Statements of Cash Flows - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Cash flows from (used in) operating activities [abstract]
Net income (loss)	€ (23,719)	€ (10,334)
Reconciliation of the net income (loss) and the cash generated from (used for) the operating activities
Depreciation and amortization, net	2,168	6,719
Employee benefits costs	268	264
Change in provision for charges	4,952	142
Share-based compensation expense	853	824
Change in valuation allowance on financial assets	(1,031)	2,536
Gains (losses) on financial assets	(443)	(48)
Change in valuation allowance on financial instruments	(170)	425
Gains on assets and other financial assets	(86)	(758)
Interest paid	160	173
Other profit or loss items with no cash effect	(1,476)	(373)
Operating cash flow before change in working capital	(18,524)	(430)
Change in working capital	(12,638)	(57,595)
Net cash generated from / (used in) operating activities:	(31,162)	(58,025)
Cash flows from (used in) investing activities [abstract]
Acquisition of intangible assets, net	(33)	(9,306)
Acquisition of property and equipment, net	(240)	(544)
Purchase of non-current financial instruments	0	(3,000)
Disposal of property and equipment	2	36
Purchase of other assets	(63)	(52)
Interest received on financial assets	86	758
Net cash generated from / (used in) investing activities:	(247)	(12,108)
Cash flows from (used in) financing activities [abstract]
Proceeds from the exercise / subscription of equity instruments	61	3
Repayment of borrowings	(1,127)	(1,029)
Net interest paid	(160)	(173)
Net cash generated / (used in) from financing activities:	(1,226)	(1,199)
Effect of the exchange rate changes	(178)	(13)
Net increase / (decrease) in cash and cash equivalents:	(32,813)	(71,345)
Cash and cash equivalents at the beginning of the year:	136,792	202,887
Cash and cash equivalents at the end of the six-months period:	103,980	131,542
Summary of changes in working capital [abstract]
Trade receivables and others (excluding rebates related to capital expenditures)	45,121	39,394
Trade receivables and others (excluding rebates related to capital expenditures), variance	6,514	(10,678)
Deferred revenue - current and non-current portion	(38,066)	(62,072)
Deferred revenue - current and non-current portion, variance	(5,907)	(27,040)
Trade payables and others (excluding payables related to capital expenditures)	(17,026)	(25,461)
Trade payables and others (excluding payables related to capital expenditures), variance	(12,493)	(10,585)
Collaboration liabilities - current and non-current portion	(45,934)	(12,012)
Collaboration liabilities - current and non-current portion, variance	(752)	(9,292)
Total change in Working Capital	(55,905)	(60,151)
Total change in Working Capital, variance	€ (12,638)	€ (57,595)